SHAREHOLDERS' EQUITY (Tables)	3 Months Ended
Mar. 31, 2013
SHAREHOLDERS' EQUITY
Schedule of maximum number of common shares that would be outstanding if all instruments outstanding were exercised

Common shares outstanding at March 31, 2013	172,376,107
Employee stock options	11,726,491
Warrants	8,600,000
RSU plan	491,417

193,194,015

Schedule of reconciliation for weighted average number of common shares in calculation of basic and diluted income per share

	Three Months Ended March 31,
	2013	2012
Net income for the period	$23,859	$78,548

Weighted average number of common shares outstanding — basic (in thousands)	172,280	170,837
Add: Dilutive impact of employee stock options	—	—
Dilutive impact of warrants	—	—
Dilutive impact of shares related to RSU plan	343	180

Weighted average number of common shares outstanding — diluted (in thousands)	172,623	171,017

Net income per share — basic	$0.14	$0.46

Net income per share — diluted	$0.14	$0.46

Schedule of changes in accumulated other comprehensive loss by component

	Cumulative Translation Adjustment	Available-for-sale Securities	Derivative Financial Instruments	Pension Benefits	Total
Balance December 31, 2012	$(16,206)	$(7,680)	$137	$(3,562)	$(27,311)
Other comprehensive (loss) income before reclassifications	—	(173)	81	—	(92)
Tax expense	—	—	(19)	—	(19)
Amounts reclassified from accumulated other comprehensive loss	—	10,995	10	131	11,136
Tax expense	—	—	(3)	(34)	(37)

Net current-period other comprehensive income	—	10,822	69	97	10,988

Balance March 31, 2013	$(16,206)	$3,142	$206	$(3,465)	$(16,323)